CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets:
Cash and cash equivalents	$ 448,623	$ 68,637
Short-term deposits	41,985	6,457
Accounts receivable, net	9,185	3,594
Prepaid expenses and other current assets	46,568	23,047
Marketable securities	18,464	16,871
Funds receivable, including cash in banks	57,635	34,492
Total current assets	622,460	153,098
Property and equipment, net	3,269	717
Operating lease right-of-use assets	20,108	4,160
Long term deposits	2,219	2,223
Deferred contract acquisition costs, noncurrent	1,314	729
Other assets, noncurrent	213	368
Commercial agreement asset	196,544	0
Total long-term assets	223,667	8,197
Total assets	846,127	161,295
Current liabilities:
Accounts payable (including related party payables of $14,058 and $18,158 as of December 31, 2020 and 2021, respectively)	24,064	19,057
Accrued expenses and other current liabilities (including related party payables of $3,120 and $3,357 as of December 31, 2020 and 2021, respectively)	47,358	29,432
Funds payable to Customers	57,635	34,492
Short term operating lease liabilities	2,517	915
Total current liabilities	131,574	83,896
Long-term liabilities:
Deferred tax liabilities, net	0	105
Warrants liabilities to preferred shares	0	5,738
Long term operating lease liabilities	18,803	3,513
Total liabilities	150,377	93,252
Commitments and contingencies
Convertible preferred shares, with no par value, 162,875 and no shares authorized as of December 31, 2020 and 2021, respectively; 162,101 and no issued and outstanding as of December 31, 2020 and 2021, respectively; aggregate liquidation preference of $113,276 and $0 as of December 31, 2020 and 2021, respectively;	0	112,553
Shareholders’ deficit:
Ordinary shares, with no par value, 5,902,275,000 and 300,000,000 shares authorized as of December 31, 2020 and 2021, respectively; 21,761,400 and 150,456,501, shares issued and outstanding as of December 31, 2020 and 2021, respectively;	0	0
Additional paid-in capital	823,550	8,087
Accumulated comprehensive income	(159)	111
Accumulated deficit	(127,641)	(52,708)
Total shareholders’ (deficit) equity	695,750	(44,510)
Total liabilities, convertible preferred shares and shareholders' (deficit) equity	$ 846,127	$ 161,295